Note 17 - Impairment of Non-current Assets	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
17.
IMPAIRMENT OF NON-CURRENT ASSETS

During the years ended
December
31,
2018
and
2017,
the Company determined there were indicators of potential impairment on its non-current assets, including the following:

•	La Parrilla - a decrease in Reserves and Resources due to a reduction in market consensus on silver, lead and zinc prices which diminished the profit margin on its concentrate producing operations;
•
Del Toro - a decrease in Reserves and Resources due to a reduction in market consensus on silver and lead prices, and the impact of the decision to reduce the mine's throughput to
270
tpd in
2019
to focus on development and exploration; and

•	La Guitarra - management's decision to place the mine on care and maintenance effective August 3, 2018 pursuant to decline in market consensus on long-term silver price forecasts.

Based on the Company’s assessment, the Company concluded that the following mines and properties had estimated recoverable value, based on their FVLCD, below their carrying value and impairment charges were required:

	December 31, 2018	December 31, 2017
La Parrilla Silver Mine	111,750	—
Del Toro Silver Mine	56,278	65,500
La Guitarra Silver Mine	31,660	—
Impairment of non-current assets	$199,688	$65,500
Deferred income tax recovery	(48,588)	(23,100)
Impairment of non-current assets, net of tax	$151,100	$42,400

The impairment charge recognized for the year ended
December
31,
2018
in respect of each CGU was as follows:

	Mining interests		Property,
	Producing	Exploration	plant and equipment	Total
La Parrilla Silver Mine	$67,901	$13,787	$30,062	$111,750
Del Toro Silver Mine	29,271	9,398	17,609	56,278
La Guitarra Silver Mine	22,654	5,987	3,019	31,660
Impairment of non-current assets	$119,826	$29,172	$50,690	$199,688

Recoverable values are determined with internal discounted cash flow economic models projected using management’s best estimate of recoverable mineral reserves and resources, future operating costs and capital expenditures and long-term foreign exchange rates.

Metal price assumptions used to determine the recoverable amounts for the years ended
December
31,
2018
and
2017
are summarized in the following table:

	December 31, 2018		December 31, 2017
Commodity Prices	2019-2022 Average	Long-term	2018-2021 Average	Long-term
Silver (per ounce)	$17.23	$18.50	$19.38	$20.00
Gold (per ounce)	$1,318	$1,350	$1,333	$1,350
Lead (per pound)	$0.99	$1.00	$1.08	$1.00
Zinc (per pound)	$1.19	$1.19	$1.36	$1.16

A discount rate of
6.5%
(
2017
-
6.5%
), equivalent to the Company’s weighted average cost of capital for the year ended
December
31,
2018,
was used to determine FVLCD based on internal discounted cash flow economic models for each CGU.

The internal discounted cash flow economic models used to determine FVLCD are significantly affected by changes in key assumptions for future metal prices, capital expenditures, production cost estimates and discount rates. Management’s estimate of FVLCD is classified as level
3
in the fair value hierarchy. There was
no
material change in the valuation techniques utilized to determine FVLCD in the year ended
December
31,
2018.